FORM N-1A

Securities Act Registration No. 333- 149064

Investment Company Act Registration No. 811-22178

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           ☐

Pre-Effective Amendment No. __                                                                                  ☐

Post-Effective Amendment No. 7                                                                                  ☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940                                                                                                                ☐

Amendment No. 8                                                                                                          ☑

(Check appropriate box or boxes.)

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A
Wayland, MA 01778

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (508) 276-1705

William E. B. Davlin
Davlin Philanthropic Funds
44 River Road, Suite A

Wayland, MA 01778

(Name and Address of Agent for Service)

With copy to:

JoAnn Strasser

Thompson Hine LLP

4 1 S. High Street, 1 7 th floor

C olumbus , Ohio 4 321 5

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☑ On August 1, 2012 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.    EX-101.PRE ………………………………………….XBRL Taxonomy Extension Presentation Linkbase